Other Expenses - Summary of Other Miscellaneous Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cost And Expenses By Nature [Abstract]
Research cost recognized	$ 137	$ 288	$ 362